Stock-Based Compensation - Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding and exercisable	$ 1,194	$ 1,473	$ 1,788
Exercised	$ 451	$ 1,402	$ 928